GOODWILL AND OTHER INTANGIBLE ASSETS - Included in Other Amortizable Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 26, 2015
Finite-Lived Intangible Assets [Line Items]
Non-compete agreements	$ 5,411	$ 5,496
Customer relationships	25,503	19,194
Licensing agreements	4,589	4,589
Patents	704	3,563
Total	36,207	32,842
Accumulated Amortization	(9,476)	(17,485)
Non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization	(1,954)	(1,725)
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization	(4,351)	(10,140)
Licensing agreements
Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization	(2,991)	(2,524)
Patents
Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization	$ (180)	$ (3,096)